SHAREHOLDERS' EQUITY (DEFICIT) - Common Stock Shares (Details)	6 Months Ended	11 Months Ended
	Jun. 30, 2022 Vote $ / shares shares	Dec. 31, 2021 Vote $ / shares shares
Class of Stock [Line Items]
Class A common stock subject to possible redemption, outstanding (in shares)	23,000,000	23,000,000
Class A ordinary shares
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	500,000,000	500,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote	1	1
Common shares, shares issued (in shares)	0	0
Common shares, shares outstanding (in shares)	0	0
Class A Common Stock Subject to Redemption
Class of Stock [Line Items]
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common shares, shares issued (in shares)	23,000,000	23,000,000
Common shares, shares outstanding (in shares)	23,000,000	23,000,000
Class A common stock subject to possible redemption, outstanding (in shares)	23,000,000	23,000,000
Class B ordinary shares
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	50,000,000	50,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote	1	1
Common shares, shares issued (in shares)	5,750,000	5,750,000
Common shares, shares outstanding (in shares)	5,750,000	5,750,000
Ratio to be applied to the stock in the conversion	50	50